Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
South Hedland prepaid transmission access and distribution costs	$ 67	$ 72
Deferred licence fees	9	11
Project development costs	19	47
Deferred service costs	0	12
Long-term prepaids and other assets	56	55
Loan receivable	47	37
Total other assets	$ 198	$ 234